Business Segment And Geographic Information (Schedule Of Sales And Operating Revenue) (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Revenues	¥ 10,700,740	¥ 10,507,362	¥ 10,305,003
Dimension Data
Segment Reporting Information [Line Items]
Revenues	¥ 461,559	¥ 465,729